Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025		Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		₩ 110,867		₩ 126,508
Borrowings, carrying amount		633,125	[1]	615,600
Debentures, carrying amount		8,213,904	[1]	8,511,280
Lease liabilities-Carrying amount		1,525,798		1,637,951
Accounts payable – other and others, carrying amount		3,506,048	[2]	₩ 5,018,850
Non-derivative financial liabilities, carrying amount		13,989,742
Accounts payable - trade, carrying amount		110,867
Borrowings, contractual cash flows	[1]	653,644
Debentures, contractual cash flows	[1]	9,326,506
Lease liabilities-Contractual cash flows		1,776,311
Accounts payable – other and others, contractual cash flows	[2]	3,524,280
Non-derivative financial liabilities, contractual cash flows		15,391,608
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		110,867
Borrowings, contractual cash flows	[1]	347,513
Debentures, contractual cash flows	[1]	1,199,268
Lease liabilities-Contractual cash flows		420,054
Accounts payable – other and others, contractual cash flows	[2]	3,323,502
Non-derivative financial liabilities, contractual cash flows		5,401,204
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		0
Borrowings, contractual cash flows	[1]	306,131
Debentures, contractual cash flows	[1]	6,022,173
Lease liabilities-Contractual cash flows		1,037,114
Accounts payable – other and others, contractual cash flows	[2]	200,778
Non-derivative financial liabilities, contractual cash flows		7,566,196
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		0
Borrowings, contractual cash flows	[1]	0
Debentures, contractual cash flows	[1]	2,105,065
Lease liabilities-Contractual cash flows		319,143
Accounts payable – other and others, contractual cash flows	[2]	0
Non-derivative financial liabilities, contractual cash flows		₩ 2,424,208

[1]	The contractual cash flow is amount that includes interest payables
[2]	The Group’s accounts payable – other and others includes amounts for payments made using electronic payments through the supplier finance arrangements. The Group pays the amount within the normal operating cycle, and no collateral is incurred in connection with the agreement and there is no substantial change in the payment conditions, therefore, the amount is classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amounts to ₩298,448 million as of December 31, 2024.